UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6872
Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2018

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.
Pzena Mid Cap Value Fund
Schedule of Investments
November 30, 2017 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 94.69%
Consumer Discretionary - 9.85%
Avis Budget Group, Inc. (a)	1,560	$59,436	0.71%
Hilton Worldwide Holdings, Inc.	1,113	86,324	1.03%
Interpublic Group of Cos., Inc.	11,061	218,787	2.62%
News Corp.	11,652	188,296	2.26%
Omnicom Group, Inc.	3,767	269,115	3.23%
		821,958	9.85%
Energy - 7.32%
Cenovus Energy, Inc. (b)	15,002	142,669	1.71%
Murphy Oil Corp.	7,092	198,221	2.37%
Superior Energy Services, Inc. (a)	7,179	69,277	0.83%
TechnipFMC PLC (b)	7,010	200,767	2.41%
		610,934	7.32%
Financial Services - 36.04%
Allstate Corp.	2,078	213,327	2.56%
Apollo Global Management LLC - Class A	5,291	165,661	1.98%
Axis Capital Holdings, Ltd. (b)	4,615	241,780	2.90%
Comerica, Inc.	2,164	180,283	2.16%
Franklin Resources, Inc.	4,916	213,109	2.55%
Hanover Insurance Group, Inc.	1,939	208,636	2.50%
Invesco, Ltd. (b)	5,770	208,701	2.50%
KeyCorp	13,783	261,601	3.13%
KKR & Co., LP	11,423	227,546	2.73%
Regions Financial Corp.	16,090	266,934	3.20%
Torchmark Corp.	713	63,350	0.76%
Validus Holdings, Ltd. (b)	3,196	157,179	1.88%
Voya Financial, Inc.	7,929	350,463	4.20%
Webster Financial Corp.	777	44,576	0.53%
Willis Towers Watson PLC (b)	1,279	205,663	2.46%
		3,008,809	36.04%
Health Care - 6.26%
Cardinal Health, Inc.	4,052	239,838	2.87%
Mylan N.V. (a)(b)	7,742	282,815	3.39%
		522,653	6.26%
Materials & Processing - 3.77%
JELD-WEN Holding, Inc. (a)	8,052	314,914	3.77%
Producer Durables - 15.13%
AECOM Technology Corp. (a)	4,602	172,575	2.07%
Dover Corp.	3,002	293,326	3.52%
Genpact, Ltd. (b)	5,281	170,259	2.04%
KBR, Inc.	7,891	147,956	1.77%
Ryder System, Inc.	3,121	257,420	3.08%
Terex Corp.	4,738	221,549	2.65%
		1,263,085	15.13%

Technology - 13.46%
Avnet, Inc.	10,188	421,885	5.04%
Flextronics International, Ltd. (a)(b)	6,925	125,135	1.50%
Hewlett Packard Enterprise Co.	21,294	297,051	3.56%
HP, Inc.	7,692	164,993	1.98%
Micro Focus International PLC - ADR (a)	1,640	54,940	0.66%
Seagate Technology PLC (b)	1,551	59,807	0.72%
		1,123,811	13.46%
Utilities - 2.86%
Edison International	2,938	238,771	2.86%
Total Common Stocks (Cost $6,945,656)		7,904,935	94.69%

REITS - 2.90%
Lamar Advertising Co.	3,212	241,639	2.90%
Total REITS (Cost $206,964)		241,639	2.90%

SHORT-TERM INVESTMENTS - 2.61%
Money Market Fund - 2.61%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.97% (c)	218,097	218,097	2.61%
Total Short-Term Investments (Cost $218,097)		218,097	2.61%

Total Investments (Cost $7,370,717) - 100.20%		8,364,671	100.20%
Liabilities in Excess of Other Assets - (0.20)%		(16,668)	(0.20)%
TOTAL NET ASSETS - 100.00%		$8,348,003	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	The rate listed is the fund’s 7-day yield as of November 30, 2017.

Pzena Emerging Markets Value Fund
Schedule of Investments
November 30, 2017 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 94.99%
Brazil - 5.80%
Cia de Saneamento Basico do Estrado de San Paulo	92,870	$927,721	2.16%
Petroleo Brasileiro S.A. (a)	48,500	227,873	0.53%
Randon SA Implementos e Participacoes	201,716	394,380	0.92%
Telefonica Brasil S.A. - ADR	39,905	581,017	1.35%
Usinas Siderurgicas de Minas Gerais S.A. (a)	137,700	360,082	0.84%
		2,491,073	5.80%
China -19.48%
Baidu, Inc. - ADR (a)	4,135	986,528	2.30%
China Agri-Industries Holdings, Ltd.	1,623,000	673,293	1.57%
China Construction Bank Corp.	460,000	401,094	0.93%
China Dongxiang Group Co.	2,327,000	417,124	0.97%
China Mobile, Ltd.	160,500	1,628,602	3.80%
China Resources Power Holdings Co., Ltd.	576,000	1,084,128	2.53%
China Shenhua Energy Co., Ltd.	146,000	359,291	0.84%
China Shineway Pharmaceutical Group, Ltd.	233,000	213,604	0.50%
Dah Chong Hong Holdings, Ltd.	418,400	199,285	0.46%
Dongfeng Motor Group Co., Ltd.	646,000	812,241	1.89%
Grand Baoxin Auto Group, Ltd. (a)	1,234,000	631,998	1.47%
Lenovo Group, Ltd.	1,676,000	952,791	2.22%
		8,359,979	19.48%
Czech Republic - 0.45%
CEZ	8,473	193,843	0.45%
Greece - 0.76%
Alpha Bank AE (a)	82,998	161,025	0.38%
National Bank of Greece S.A. (a)	530,308	164,112	0.38%
		325,137	0.76%
Hong Kong - 3.18%
Pacific Basin Shipping, Ltd. (a)	4,072,000	891,548	2.08%
Stella International Holdings, Ltd.	110,000	167,602	0.39%
Texwinca Holdings, Ltd.	542,000	307,428	0.71%
		1,366,578	3.18%
Hungary - 1.83%
Magyar Telekom Telecommunications PLC	93,333	167,100	0.39%
OTP Bank PLC	16,137	616,773	1.44%
		783,873	1.83%
India - 5.53%
Reliance Industries, Ltd. - GDR (b)	40,418	1,125,641	2.62%
State Bank of India - GDR	25,556	1,245,855	2.91%
		2,371,496	5.53%
Indonesia - 0.81%
Bank Danamon Indonesia Tbk PT	937,800	348,399	0.81%
Malaysia - 1.25%
Genting Malaysia Berhad	430,800	536,196	1.25%
Poland - 1.12%
Cyfrowy Polsat S.A.	67,797	478,865	1.12%
Republic of Korea - 20.68%
Dongbu Insurance Co., Ltd.	13,470	847,870	1.97%
Hana Financial Group, Inc.	20,577	897,201	2.09%

Hyundai Heavy Industries Co., Inc. (a)	8,177	1,112,057	2.59%
Hyundai Motor Co.	6,612	999,471	2.33%
KB Financial Group, Inc.	13,370	735,918	1.71%
LG Electronics, Inc.	8,989	743,405	1.73%
POSCO	5,114	1,574,261	3.67%
Samsung Electronics Co., Ltd.	516	1,204,356	2.81%
Samsung Electronics Co., Ltd. - GDR	83	97,525	0.23%
Shinhan Financial Group Co., Ltd. - ADR (a)	450	20,326	0.05%
Shinhan Financial Group Co., Ltd.	14,480	643,999	1.50%
		8,876,389	20.68%
Russian Federation - 7.79%
Gazprom PAO - ADR	62,234	278,155	0.65%
LUKOIL PJSC - ADR	21,320	1,184,326	2.76%
MMC Norilsk Nickel PJSC - ADR	53,263	924,912	2.15%
Rosneft Oil Co. - GDR	193,602	955,039	2.23%
		3,342,432	7.79%
Singapore - 1.83%
Wilmar International, Ltd.	339,900	786,362	1.83%
South Africa - 2.82%
Reunert, Ltd.	113,689	581,915	1.36%
Sasol	20,036	628,180	1.46%
		1,210,095	2.82%
Taiwan - 7.88%
Compal Electronics, Inc.	1,530,000	1,058,462	2.47%
Hon Hai Precision Industry Co., Ltd.	238,165	794,042	1.85%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,125	44,550	0.10%
Taiwan Semiconductor Manufacturing Co., Ltd.	197,000	1,484,363	3.46%
		3,381,417	7.88%
Thailand - 2.62%
Bangkok Bank Public Co., Ltd. - NVDR	184,100	1,124,554	2.62%
Turkey - 1.50%
Akbank T.A.S.	281,251	645,687	1.50%
United Arab Emirates - 1.17%
Union National Bank PJSC	472,336	500,241	1.17%
United Kingdom - 4.22%
Antofagasta PLC	62,550	769,366	1.79%
Standard Chartered PLC (a)	104,141	1,039,959	2.43%
		1,809,325	4.22%
United States - 4.27%
Cognizant Technology Solutions Corp. - Class A	13,870	1,002,524	2.33%
Flextronics International, Ltd. (a)	21,820	394,287	0.92%
Genpact, Ltd.	13,565	437,336	1.02%
		1,834,147	4.27%
Total Common Stocks (Cost $36,026,783)		40,766,088	94.99%

SHORT-TERM INVESTMENTS - 5.24%
Money Market Fund - 5.24%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.97% (c)	2,250,958	2,250,958	5.24%
Total Short-Term Investments (Cost $2,250,958)		2,250,958	5.24%

Total Investments (Cost $38,277,741) - 100.23%		43,017,046	100.23%
Liabilities in Excess of Other Assets - (0.23)%		(99,526)	(0.23)%
TOTAL NET ASSETS - 100.00%		$42,917,520	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PAO	Public Joint Stock Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)
Rule 144a Security.  The Fund’s Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.  As of November 30, 2017 the value of these investments as $1,125,641 or 2.62% of net assets.

(c)	The rate listed is the fund’s 7-day yield as of November 30, 2017.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

Pzena Emerging Markets Value Fund
Portfolio Diversification
November 30, 2017 (Unaudited)
		% of
	Value	Net Assets
COMMON STOCKS
Consumer Discretionary	$5,293,615	12.33%
Consumer Staples	1,459,655	3.40%
Energy	4,758,504	11.09%
Financials	9,393,014	21.89%
Health Care	213,604	0.50%
Industrials	2,979,899	6.94%
Information Technology	8,456,764	19.70%
Materials	3,628,622	8.46%
Telecommunication Services	2,376,719	5.54%
Utilities	2,205,692	5.14%
Total Common Stocks	40,766,088	94.99%
Total Short-Term Investments	2,250,958	5.24%
Total Investments	43,017,046	100.23%
Liabilities in Excess of Other Assets	(99,526)	(0.23)%
Total Net Assets	$42,917,520	100.00%

Pzena Long/Short Value Fund
Schedule of Investments
November 30, 2017 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 100.32%
Consumer Discretionary - 14.35%
Ford Motor Co. (d)	10,077	$126,164	1.92%
H&R Block, Inc.	1,036	27,122	0.41%
Hilton Worldwide Holdings, Inc.	1,480	114,789	1.74%
Interpublic Group of Cos., Inc. (d)	1,982	39,204	0.60%
News Corp. - Class A (d)	3,515	56,802	0.86%
Omnicom Group, Inc. (d)	2,872	205,176	3.12%
Priceline Group, Inc. (a)	52	90,465	1.37%
Wal-Mart Stores, Inc. (d)	2,933	285,176	4.33%
		944,898	14.35%
Consumer Staples - 3.36%
CVS Health Corp. (d)	1,223	93,682	1.42%
Ingredion, Inc.	922	127,678	1.94%
		221,360	3.36%
Energy - 8.77%
BP PLC - ADR (d)	1,030	41,272	0.63%
Cenovus Energy, Inc. (b)(d)	2,826	26,875	0.41%
ConocoPhillips (d)	1,422	72,351	1.10%
ExxonMobil Corp. (d)	2,531	210,808	3.19%
Halliburton Co. (d)	1,199	50,094	0.76%
Murphy Oil Corp. (d)	2,233	62,412	0.95%
Royal Dutch Shell PLC - ADR (d)	1,334	85,537	1.30%
Superior Energy Services, Inc. (a)(d)	2,936	28,332	0.43%
		577,681	8.77%
Financial Services - 33.29%
Alleghany Corp. (a)	188	109,942	1.67%
American International Group, Inc. (d)	1,646	98,694	1.50%
Axis Capital Holdings, Ltd. (b)(d)	2,047	107,242	1.63%
Bank of America Corp. (d)	5,494	154,766	2.35%
Brown & Brown, Inc. (d)	2,109	108,086	1.64%
Capital One Financial Corp. (d)	1,387	127,604	1.94%
Chubb, Ltd. (b)	770	117,125	1.78%
Citigroup, Inc. (d)	2,430	183,466	2.79%
Franklin Resources, Inc. (d)	2,362	102,393	1.55%
Goldman Sachs Group, Inc. (d)	570	141,155	2.14%
JPMorgan Chase & Co. (d)	1,220	127,514	1.94%
Metlife, Inc. (d)	1,575	84,546	1.28%
Morgan Stanley (d)	2,532	130,677	1.98%
Old Republic International Corp. (d)	4,023	84,362	1.28%
Regions Financial Corp. (d)	3,386	56,174	0.85%
State Street Corp. (d)	763	72,752	1.10%
UBS Group AG (b)(d)	1,947	33,449	0.51%
Validus Holdings, Ltd. (b)(d)	1,838	90,393	1.37%
Voya Financial, Inc. (d)	3,429	151,562	2.30%
Wells Fargo & Co.	1,975	111,528	1.69%
		2,193,430	33.29%
Health Care - 15.51%
AmerisourceBergen Corp. (d)	1,126	95,507	1.45%
Amgen, Inc. (d)	577	101,356	1.54%
Biogen, Inc. (a)(d)	311	100,195	1.52%

Celgene Corp. (a)	846	85,302	1.30%
DaVita, Inc. (a)(d)	1,471	89,819	1.36%
Express Scripts Holding Co. (a)	1,143	74,501	1.13%
Gilead Sciences, Inc. (d)	508	37,988	0.58%
McKesson Corp. (d)	818	120,851	1.83%
Mylan N.V. (a)(b)	3,319	121,244	1.84%
Premier, Inc. - Class A (a)(d)	3,035	88,076	1.34%
Zimmer Biomet Holdings, Inc.	911	106,678	1.62%
		1,021,517	15.51%
Materials & Processing - 1.30%
JELD-WEN Holding, Inc. (a)	2,185	85,455	1.30%
Producer Durables - 7.40%
AECOM Technology Corp. (a)(d)	1,469	55,088	0.84%
Dover Corp. (d)	1,179	115,200	1.75%
Genpact, Ltd. (b)(d)	4,029	129,895	1.97%
Terex Corp. (d)	3,080	144,020	2.19%
Zebra Technologies Corp. - Class A (a)	391	43,135	0.65%
		487,338	7.40%
Technology - 12.67%
Amdocs, Ltd. (b)(d)	1,646	107,467	1.63%
Avnet, Inc. (d)	3,817	158,062	2.41%
Cognizant Technology Solutions Corp. - Class A (d)	1,771	128,008	1.94%
F5 Networks, Inc. (a)	233	31,269	0.47%
Hewlett Packard Enterprise Co. (d)	7,005	97,720	1.48%
Intel Corp. (d)	1,863	83,537	1.27%
Oracle Corp. (d)	3,932	192,903	2.94%
Qorvo, Inc. (a)	460	35,227	0.53%
		834,193	12.67%
Utilities - 3.67%
Southern Co.	2,364	121,037	1.84%
Vistra Energy Corp.	6,382	120,620	1.83%
		241,657	3.67%
Total Common Stocks (Cost $5,834,436)		6,607,529	100.32%

REITS - 5.76%
Financial Services - 5.76%
Hospitality Properties Trust (d)	1,288	38,627	0.59%
Lamar Advertising Co. - Class A (d)	2,597	195,372	2.97%
Omega Healthcare Investors, Inc.	3,209	86,162	1.31%
Park Hotels & Resorts, Inc. (d)	2,018	58,926	0.89%
Total REITS (Cost $349,617)		379,087	5.76%

SHORT-TERM INVESTMENTS - 3.55%
Money Market Fund - 3.55%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.97% (c)	233,764	233,764	3.55%
Total Short-Term Investments (Cost $233,764)		233,764	3.55%

Total Investments (Cost $6,417,817) - 109.63%		7,220,380	109.63%
Liabilities in Excess of Other Assets - (9.63)%		(634,361)	(9.63)%
TOTAL NET ASSETS - 100.00%		$6,586,019	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	The rate listed is the fund’s 7-day yield as of November 30, 2017.
(d)	All or a portion of the security has been pledged in connection with open short securitites.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
November 30, 2017 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 51.80%
Consumer Discretionary - 3.49%
Cable One, Inc.	67	$46,016	0.70%
Charter Communications, Inc. - Class A (a)	97	31,642	0.48%
Home Depot, Inc.	319	57,363	0.87%
Liberty Global PLC - Class A (a)(b)	1,453	46,147	0.70%
MGM Resorts International	1,424	48,587	0.74%
		229,755	3.49%
Consumer Staples - 3.10%
Casey’s General Stores, Inc.	432	52,164	0.79%
Clorox Co.	388	54,044	0.82%
Conagra Brands, Inc.	1,446	53,979	0.82%
Kraft Heinz Co.	537	43,696	0.67%
		203,883	3.10%
Energy - 7.41%
Cabot Oil & Gas Corp.	1,749	50,634	0.77%
Cheniere Energy, Inc. (a)	929	44,889	0.68%
Cimarex Energy Co.	393	45,631	0.69%
Core Laboratories N.V. (b)	470	47,352	0.72%
Devon Energy Corp.	1,367	52,671	0.80%
Diamondback Energy, Inc. (a)	499	54,546	0.83%
EOG Resources, Inc.	423	43,281	0.66%
Newfield Exploration Co. (a)	1,575	48,715	0.74%
Parsley Energy, Inc. - Class A (a)	1,875	50,362	0.76%
Pioneer Natural Resources Co.	322	50,245	0.76%
		488,326	7.41%
Financial Services - 5.64%
Charles Schwab Corp.	1,089	53,132	0.81%
E*TRADE Financial Corp. (a)	1,285	61,860	0.94%
Erie Indemnity Co. - Class A	374	46,335	0.70%
Markel Corp. (a)	45	49,811	0.76%
MarketAxess Holdings, Inc.	274	53,504	0.81%
Western Alliance Bancorp (a)	961	55,911	0.85%
Zillow Group, Inc. - Class A (a)	1,241	50,955	0.77%
		371,508	5.64%
Health Care - 5.10%
ACADIA Pharmaceuticals, Inc. (a)	1,283	38,811	0.59%
athenahealth, Inc. (a)	316	41,993	0.64%
Cantel Medical Corp.	511	54,411	0.83%
Incyte Corp. (a)	372	36,824	0.56%
Ionis Pharmaceuticals, Inc. (a)	894	49,608	0.75%
NuVasive, Inc. (a)	607	35,018	0.53%
Seattle Genetics, Inc. (a)	898	54,715	0.83%
TESARO, Inc. (a)	288	24,365	0.37%
		335,745	5.10%
Materials & Processing - 6.45%
Air Products and Chemicals, Inc.	202	32,934	0.50%
AptarGroup, Inc.	528	46,680	0.71%
Ball Corp.	1,098	43,821	0.66%
DowDuPont, Inc.	735	52,891	0.80%
Steel Dynamics, Inc.	1,311	50,474	0.77%

United States Steel Corp.	1,819	52,605	0.80%
USG Corp. (a)	1,527	58,041	0.88%
Vulcan Materials Co.	344	43,224	0.66%
Watsco, Inc.	265	44,388	0.67%
		425,058	6.45%
Producer Durables - 9.69%
3M Co.	235	57,138	0.87%
A.O. Smith Corp.	767	48,643	0.74%
Arconic, Inc.	1,828	44,987	0.68%
CSX Corp.	853	47,555	0.72%
Curtiss-Wright Corp.	432	53,654	0.82%
Huntington Ingalls Industries, Inc.	204	49,301	0.75%
Littelfuse, Inc.	233	47,276	0.72%
Macquarie Infrastructure Corp.	752	50,219	0.76%
Roper Technologies, Inc.	126	33,668	0.51%
Southwest Airlines Co.	890	53,996	0.82%
Toro Co.	790	51,548	0.78%
United Parcel Service, Inc. - Class B	405	49,187	0.75%
Waste Management, Inc.	620	50,995	0.77%
		638,167	9.69%
Technology - 9.58%
Advanced Micro Devices, Inc. (a)	3,829	41,698	0.63%
EchoStar Corp. - Class A (a)	773	46,264	0.70%
Fortinet, Inc. (a)	1,075	45,214	0.69%
Manhattan Associates, Inc. (a)	928	41,157	0.63%
Maxim Integrated Products, Inc.	1,034	54,109	0.82%
Palo Alto Networks, Inc. (a)	334	48,681	0.74%
Proofpoint, Inc. (a)	532	47,907	0.73%
PTC, Inc. (a)	802	51,071	0.78%
Splunk, Inc. (a)	711	56,944	0.86%
Texas Instruments, Inc.	568	55,261	0.84%
Twitter, Inc. (a)	2,434	50,092	0.76%
Ultimate Software Group, Inc. (a)	182	38,407	0.58%
ViaSat, Inc. (a)	730	54,195	0.82%
		631,000	9.58%
Utilities - 1.34%
Atmos Energy Corp.	454	41,900	0.64%
U.S. Cellular Corp. (a)	1,217	46,051	0.70%
		87,951	1.34%
Total Common Stocks (Proceeds $3,179,705)		3,411,393	51.80%

REITS - 4.38%
Financial Services - 4.38%
Alexandria Real Estate Equities, Inc.	405	51,459	0.78%
AvalonBay Communities, Inc.	275	49,866	0.76%
Equity Residential	751	50,182	0.76%
Essex Property Trust, Inc.	192	47,422	0.72%
Hudson Pacific Properties, Inc.	1,077	38,374	0.58%
Macerich Co.	795	51,476	0.78%
Total REITS (Proceeds $287,294)		288,779	4.38%

Total Securities Sold Short (Proceeds $3,466,999) - 56.18%		$3,700,172	56.18%

Percentages are stated as a percent of net assets.

As of November 30, 2017 securities and cash collateral of $4,243,963 has been pledged in connection with open short securities.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.

Pzena Small Cap Value Fund
Schedule of Investments
November 30, 2017 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 93.65%
Consumer Discretionary - 2.26%
Avis Budget Group, Inc. (a)	7,889	$300,570	2.01%
Stoneridge, Inc. (a)	1,636	37,334	0.25%
		337,904	2.26%
Consumer Staples - 2.94%
Universal Corp.	8,227	438,910	2.94%
Energy - 4.01%
Murphy Oil Corp.	16,415	458,800	3.07%
Superior Energy Services, Inc. (a)	14,502	139,944	0.94%
		598,744	4.01%
Financial Services - 27.61%
American Equity Investment Life Holding Co.	17,062	541,377	3.62%
Argo Group International Holdings, Ltd. (b)	4,865	297,981	2.00%
Aspen Insurance Holdings, Ltd. (b)	11,860	486,260	3.26%
Associated Banc-Corp	20,561	524,306	3.51%
First Midwest Bancorp, Inc.	11,646	290,801	1.95%
Genworth Financial, Inc. (a)	12,191	41,327	0.28%
Hanover Insurance Group, Inc.	2,977	320,325	2.15%
Hope Bancorp, Inc.	28,466	532,884	3.56%
Synovus Financial Corp.	6,397	317,483	2.13%
TCF Financial Corp.	12,417	252,189	1.69%
Webster Financial Corp.	7,799	447,429	3.00%
WSFS Financial Corp.	1,349	68,259	0.46%
		4,120,621	27.61%
Health Care - 4.85%
Owens & Minor, Inc.	15,739	301,244	2.02%
Triple-S Management Corp. - Class B (a)(b)	14,884	423,004	2.83%
		724,248	4.85%
Materials & Processing - 12.82%
Gibraltar Industries, Inc. (a)	16,269	535,250	3.58%
JELD-WEN Holding, Inc. (a)	12,193	476,868	3.19%
Masonite International Corp. (a)(b)	8,172	601,868	4.04%
Ply Gem Holdings, Inc. (a)	16,872	300,322	2.01%
		1,914,308	12.82%
Producer Durables - 22.01%
Actuant Corp. - Class A	22,079	582,885	3.89%
Chart Industries, Inc. (a)	9,173	446,542	2.99%
Cubic Corp.	7,714	477,882	3.20%
Essendant, Inc.	37,582	353,647	2.37%
General Cable Corp.	13,183	283,435	1.90%
KBR, Inc.	11,038	206,963	1.39%
Terex Corp.	6,266	292,998	1.96%
TriMas Corp. (a)	21,259	550,608	3.69%
Wesco Aircraft Holdings, Inc. (a)	12,428	91,967	0.62%
		3,286,927	22.01%
Technology - 17.15%
Anixter International, Inc. (a)	7,711	551,336	3.68%
ARC Document Solutions, Inc. (a)	31,653	87,362	0.59%
Diebold Nixdorf, Inc.	19,103	366,778	2.46%
Insight Enterprises, Inc. (a)	8,573	334,347	2.24%

ON Semiconductor Corp. (a)	3,975	79,818	0.53%
ScanSource, Inc. (a)	12,847	462,492	3.10%
VeriFone Systems, Inc. (a)	28,932	501,681	3.36%
Virtusa Corp. (a)	3,823	177,196	1.19%
		2,561,010	17.15%
Total Common Stocks (Cost $13,287,174)		13,982,672	93.65%

REITS - 0.72%
DiamondRock Hospitality Co.	9,588	107,290	0.72%
Total REITS (Cost $103,080)		107,290	0.72%

SHORT-TERM INVESTMENTS - 4.31%
Money Market Fund - 4.31%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.97% (c)	643,303	643,303	4.31%
Total Short-Term Investments (Cost $643,303)		643,303	4.31%

Total Investments (Cost $14,033,557) - 98.68%		14,733,265	98.68%
Other Assets in Excess of Liabilities - 1.32%		197,657	1.32%
TOTAL NET ASSETS - 100.00%		$14,930,922	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	The rate listed is the fund’s 7-day yield as of November 30, 2017.

Note 1 - Summary of Fair Value Measurements at November 30, 2017 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Pzena Mid Cap Value Fund, the Pzena Emerging Markets Value Fund, the Pzena Long/Short Value Fund, and the Pzena Small Cap Value Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.  Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm, EST).

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and ask price.  These securities will generally be classified Level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund’s Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2017:

Pzena Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$821,958	$-	$-	$821,958
Energy	610,934	-	-	610,934
Financial Services	3,008,809	-	-	3,008,809
Health Care	522,653	-	-	522,653
Materials & Processing	314,914	-	-	314,914
Producer Durables	1,263,085	-	-	1,263,085
Technology	1,123,811	-	-	1,123,811
Utilities	238,771	-	-	238,771
Total Common Stock	7,904,935	-	-	7,904,935
REITs	241,639	-	-	241,639
Short-Term Investments	218,097	-	-	218,097
Total Investments in Securities	$8,364,671	$-	$-	$8,364,671

Pzena Emerging Markets Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,491,073	$-	$-	$2,491,073
China	8,359,979	-	-	8,359,979
Czech Republic	193,843	-	-	193,843
Greece	325,137	-	-	325,137
Hong Kong	1,366,578	-	-	1,366,578
Hungary	783,873	-	-	783,873
India	2,371,496	-	-	2,371,496
Indonesia	348,399	-	-	348,399
Malaysia	536,196	-	-	536,196
Poland	478,865	-	-	478,865
Republic of Korea	8,876,389	-	-	8,876,389
Russian Federation	3,342,432	-	-	3,342,432
Singapore	786,362	-	-	786,362
South Africa	1,210,095	-	-	1,210,095
Taiwan	3,381,417	-	-	3,381,417
Thailand	1,124,554	-	-	1,124,554
Turkey	645,687	-	-	645,687
United Arab Emirates	500,241	-	-	500,241
United Kingdom	1,809,325	-	-	1,809,325
United States	1,834,147	-	-	1,834,147
Total Common Stock	40,766,088	-	-	40,766,088
Short-Term Investments	2,250,958	-	-	2,250,958
Total Investments in Securities	$43,017,046	$-	$-	$43,017,046

Pzena Long/Short Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$944,898	$-	$-	$944,898
Consumer Staples	221,360	-	-	221,360
Energy	577,681	-	-	577,681
Financial Services	2,193,430	-	-	2,193,430
Health Care	1,021,517	-	-	1,021,517
Materials & Processing	85,455	-	-	85,455
Producer Durables	487,338	-	-	487,338
Technology	834,193	-	-	834,193
Utilities	241,657	-	-	241,657
Total Common Stock	6,607,529	-	-	6,607,529
REITs	379,087	-	-	379,087
Short-Term Investments	233,764	-	-	233,764
Total Investments in Securities	$7,220,380	$-	$-	$7,220,380

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Consumer Discretionary	$229,755	$-	$-	$229,755
Consumer Staples	203,883	-	-	203,883
Energy	488,326	-	-	488,326
Financial Services	371,508	-	-	371,508
Health Care	335,745	-	-	335,745
Materials & Processing	425,058	-	-	425,058
Producer Durables	638,167	-	-	638,167
Technology	631,000	-	-	631,000
Utilities	87,951	-	-	87,951
Total Common Stock	3,411,393	-	-	3,411,393
REITs	288,779	-	-	288,779
Total Securities Sold Short	$3,700,172	$-	$-	$3,700,172

Pzena Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$337,904	$-	$-	$337,904
Consumer Staples	438,910	-	-	438,910
Energy	598,744	-	-	598,744
Financial Services	4,120,621	-	-	4,120,621
Health Care	724,248	-	-	724,248
Materials & Processing	1,914,308	-	-	1,914,308
Producer Durables	3,286,927	-	-	3,286,927
Technology	2,561,010	-	-	2,561,010
Total Common Stock	13,982,672	-	-	13,982,672
REITs	107,290	-	-	107,290
Short-Term Investments	643,303	-	-	643,303
Total Investments in Securities	$14,733,265	$-	$-	$14,733,265

Refer to the Funds’ Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period.  The Funds recognized no transfers between levels at November 30, 2017.  There were no Level 3 securities held in the Fund during the period ended November 30, 2017.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)            /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive Officer/
Principal Executive Officer

Date            1/8/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive Officer/
Principal Executive Officer

Date            1/8/2018

By (Signature and Title)*          /s/ Cheryl L. King
Cheryl L. King, Treasurer/Principal Financial Officer

Date            1/8/2018

* Print the name and title of each signing officer under his or her signature.